FIRST FINANCIAL BANCORP. (PARENT COMPANY ONLY) FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]	First Financial Bancorp. (Parent Company Only) Financial Information

Balance Sheets

	December 31,
(Dollars in thousands)	2025	2024
Assets
Cash	$330,946	$214,464
Investment securities	1,676	1,333
Subordinated notes from subsidiaries	7,500	7,500
Investment in subsidiaries
Commercial bank	2,737,847	2,414,247
Non-banks	11,725	10,426
Total investment in subsidiaries	2,749,572	2,424,673
Premises and equipment	233	250
Other assets	181,278	111,054
Total assets	$3,271,205	$2,759,274

Liabilities
Subordinated notes	$489,873	$313,392
Dividends payable	1,574	1,659
Other liabilities	10,542	6,182
Total liabilities	501,989	321,233
Shareholders’ equity	2,769,216	2,438,041
Total liabilities and shareholders’ equity	$3,271,205	$2,759,274
Statements of Income and Comprehensive Income (Loss)

	Years Ended December 31,
(Dollars in thousands)	2025	2024	2023
Income
Interest income	$18	$24	$42
Noninterest income	423	262	1,230
Net gain (loss) on equity securities	343	408	(546)
Dividends from subsidiaries	280,000	200,000	164,974
Total income	280,784	200,694	165,700

Expenses
Interest expense	22,487	18,400	18,305
Salaries and employee benefits	15,914	16,410	16,351
Professional services	4,265	1,346	1,510
Other	5,487	5,150	5,281
Total expenses	48,153	41,306	41,447
Income before income taxes and equity in undistributed net earnings of subsidiaries	232,631	159,388	124,253
Income tax expense (benefit)	(11,764)	(9,714)	(9,879)
Equity in undistributed earnings (loss) of subsidiaries	11,210	59,728	121,731
Net income	$255,605	$228,830	$255,863

Comprehensive income (loss)	$355,462	$248,850	$304,707

Statements of Cash Flows

	Years Ended December 31,
(Dollars in thousands)	2025	2024	2023
Operating activities
Net income	$255,605	$228,830	$255,863
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed (earnings) loss of subsidiaries	(11,210)	(59,728)	(121,731)
Depreciation and amortization	837	853	975
Stock-based compensation expense	15,590	15,693	14,898
Net (gain) loss on investment securities	(343)	(408)	546
Deferred income taxes	399	1	(285)
(Decrease) increase in dividends payable	(85)	219	169
(Decrease) increase in other liabilities	6,673	(109)	(213)
Decrease (increase) in other assets	(11,377)	(10,054)	(10,129)
Net cash provided by (used in) operating activities	256,089	175,297	140,093

Investing activities
Capital contributions to subsidiaries	(250)	(1,000)	(167)
Net cash acquired (paid) in business combinations	(210,693)	0	(3,400)
Proceeds from sales of investment securities	0	209	0
Purchases of premises and equipment	0	(2)	(13)
Other	0	16	0
Net cash (used in) provided by investing activities	(210,943)	(777)	(3,580)

Financing activities
Proceeds from long-term borrowings	300,000	0	0
Payments for debt issuance costs	(4,339)	0	0
Redemption of subordinated debt	(120,000)	0	0
Cash dividends paid on common stock	(94,646)	(89,544)	(87,159)
Proceeds from exercise of stock options, net of shares purchased	0	0	48
Other	(9,679)	(5,257)	(5,670)
Net cash provided by (used in) financing activities	71,336	(94,801)	(92,781)
Net increase (decrease) in cash	116,482	79,719	43,732
Cash at beginning of year	214,464	134,745	91,013
Cash at end of year	$330,946	$214,464	$134,745